Acquisitions of Stork Holding B.V. - Purchase Price Allocation (Details) € in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 01, 2016 EUR (€)	Mar. 01, 2016 USD ($)
Estimate of the fair values of assets acquired and liabilities assumed as of the acquisition date
Goodwill	$ 564,683	$ 532,239
Stork Holding B.V.
Estimate of the fair values of assets acquired and liabilities assumed as of the acquisition date
Cash and cash equivalents			€ 54,441	$ 59,204
Accounts and notes receivable			167,894	182,585
Contract work in progress			96,667	105,125
Other current assets			51,065	55,533
Property, plant and equipment			162,525	176,746
Investments			1,487	1,617
Intangible assets			171,000	185,963
Goodwill			383,734	417,310
Deferred taxes, net			9,867	10,730
Other assets			900	979
Trade accounts payable			(113,898)	(123,864)
Advance billings on contracts			(21,364)	(23,234)
Other accrued liabilities			(205,034)	(222,975)
Revolving credit facility and other borrowings			(400,228)	(435,248)
Long-term debt			(15,295)	(16,633)
Noncurrent liabilities			(65,001)	(70,689)
Noncontrolling interests			(2,947)	(3,205)
Net assets acquired			€ 275,813	$ 299,944